Related Party Transactions - Balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from (to) related party	$ 4,595	$ 3,353
OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	4,639	719
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	$ 4,639	$ 719